MORTGAGE DEBT AND BANK LOANS (Details textuals) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Mortgage Debt And Bank Loans [Line Items]
Direct issuance costs for borrowings	$ 5.3	$ 3.4	$ 4.8
Danish ship finance
Mortgage Debt And Bank Loans [Line Items]
Final maturity facility	two years from 2019 to 2021
Amount of financing agreement	$ 79.4
ABN AMRO
Mortgage Debt And Bank Loans [Line Items]
Final maturity facility	2024
Amount of financing agreement	$ 70.0